Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2020
Cash Flow Hedging [Member]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2019 and 2020:

March 31, 2019
	Notional	Current Liabilities	Other Assets	Other Assets
	Amount	(Fair value)	(Fair value)	(Fair value)
	(US$)	(INR)	(INR)	(US$)
(In million)
Foreign currency option contracts	500	—	2,220	32.1

March 31, 2019
	Notional	Current Liabilities	Other Assets	Current Liabilities
	Amount	(Fair value)	(Fair value)	(Fair value)
	(US$)	(INR)	(INR)	(US$)
(In million)
Fair valuation of swaps and forward	31	185	—	2.7

	March 31, 2020
	Notional	Current Liabilities	Prepaid expenses and other current assets	Prepaid expenses and other current assets
	(US$)	(INR)	(INR)	(US$)
	(In million)
Foreign exchange option contracts	2.6	—	4	0.0

	March 31, 2020
	Notional	Current Liabilities	Other Assets	Other Assets
	(US$)	(INR)	(INR)	(US$)
	(In million)
Fair valuation of swaps and options	849.7	—	6,177	81.9
Forward exchange derivative contracts	57.4	—	115	1.5

March 31, 2020
		Non-Current	Other	Non-Current
	Notional Amount	Liabilities (Fair value)	Assets (Fair value)	Liabilities (Fair value)
	(US$)	(INR)	(INR)	(US$)
(In million)
Fair valuation of swaps and forward	13.4	29	—	0.4

Fair Value Hedging [Member]
Schedule of Changes in Fair Value of Derivatives Designated and Qualifying as Fair Value Hedges	Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable to the hedged risk, will be recorded in in the consolidated balance sheet. The gain or loss on the hedging derivative in a hedge of a foreign-currency-denominated firm commitment and the offsetting loss or gain on the hedged firm commitment is recognized in earnings in the accounting period, post the recognition of the hedged item in the balance sheet.
	March 31, 2020
	Notional	Current Liabilities	Prepaid expenses and other current assets	Prepaid expenses and other current assets
	(US$)	(INR)	(INR)	(US$)
	(In million)
Forward exchange derivative contracts	189.6	—	668	8.9

Not Designated as Hedging Instrument [Member]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2019 and 2020:

	March 31, 2019			March 31, 2020
		Prepaid Expenses			Prepaid Expenses
	Notional	and Other Current Asset	Other	Notional	and Other Current Asset	Other
	Amount	(Fair value)	Assets	Amount	(Fair value)	Assets
	(US$)	(INR)	(INR)	(US$)	(INR)	(INR)
(In million)
Foreign currency option contracts	—	—	—	—	—	—